UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21845

The Ralph Parks Cyclical Equity Fund

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10,  Pittsford,  New York, NY

14534

(Address of principal executive offices)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-248-5700

Date of fiscal year end:

6/30

Date of reporting period:  3/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)
	Shares		Value

		COMMON STOCK - 80.3%
		AGRICULTURE - 2.5%
	7,463	Alliance One International, Inc. *	$ 28,658
	11,211	STAR SCIENTIFIC, Inc. *	47,983
			76,641
		BANKS - 2.6%
	825	Deutsche Bank AG	33,536
	10,836	United Community Banks, Inc.	45,076
			78,612
		BIOTECHNOLOGY - 1.9%
	7,440	Immunogen, Inc. *	52,824

		COMMERCIAL SERVICES - 5.7%
	12,531	Global Cash Access Holdings, Inc. *	47,868
	4,913	Lincoln Educational Services Corp. *	90,006
	16,287	Spherion Corp. *	33,877
			171,751
		COMPUTERS - 2.1%
	8,000	Radiant Systems, Inc. *	35,280
	3,659	STEC, Inc. *	26,967
			62,247
		ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
	9,172	Ener1, Inc. *	47,419

		ENERGY-ALTERNATE SOURCES - 1.6%
	6,897	Comverge, Inc. *	47,934

		ENGINEERING & CONSTRUCTION - 1.3%
	8,696	ENGlobal Corp. *	39,480

		ENTERTAINMENT - 3.3%
	10,121	Isle of Capri Casinos, Inc. *	53,540
	3,554	National CineMedia, Inc.	46,842
			100,382
		ENVIRONMENTAL CONTROL - 1.1%
	3,717	EnergySolutions, Inc.	32,152

		INSURANCE - 0.9%
	4,926	XL Capital Ltd.	26,896

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)(Continued)
	Shares		Value

		INTERNET - 3.5%
	1,770	AsiaInfo Holdings, Inc. *	$ 29,824
	2,725	Ctrip.com International Ltd. ADR	74,665
			104,489
		LODGING - 1.6%
	3,931	Ameristar Casinos, Inc.	49,452

		MINING - 9.9%
	1,332	AngloGold Ashanti Ltd. ADR	48,964
	792	Freeport-McMoRan Copper & Gold, Inc.	30,183
	6,364	Horsehead Holding Corp. *	35,002
	6,122	Ivanhoe Mines Ltd. *	37,650
	6,135	Minefinders Corp. *	47,239
	7,267	Northern Dynasty Minerals *	50,215
	2,147	Seabridge Gold, Inc. *	48,630
			297,883
		MISCELLANEOUS MANUFACTURING - 2.2%
	5,376	Smith & Wesson Holding Corp. *	32,364
	2,852	Sturm Ruger & Co, Inc. *	35,165
			67,529
		OIL & GAS - 4.9%
	2,144	Alon USA Energy, Inc.	29,373
	3,620	Berry Petroleum Co, Cl. A	39,675
	4,440	Delek US Holdings, Inc.	45,998
	2,122	Denbury Resources, Inc. *	31,533
			146,579
		RETAIL - 18.9%
	6,378	99 Cents Only Stores *	58,933
	3,837	AutoNation, Inc. *	53,258
	2,430	Big Lots, Inc. *	50,495
	2,520	Brinker International, Inc.	38,052
	1,122	Buckle, Inc.	35,825
	1,344	Buffalo Wild Wings, Inc. *	49,164
	3,843	Build-A-Bear Workshop, Inc. *	23,327
	2,269	California Pizza Kitchen, Inc. *	29,679
	2,301	Carmax, Inc. *	28,624
	2,954	Cheesecake Factory, Inc. *	33,823
	1,065	Cracker Barrel Old Country Store, Inc.	30,502
	4,769	Dillard's, Inc. Cl. A	27,183
	2,073	Group 1 Automotive, Inc.	28,960
	7,726	PEP Boys-Manny Moe & Jack	34,072
	16,340	Ruby Tuesday, Inc. *	47,713
			569,610
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)(Continued)
	Shares		Value

		SAVINGS & LOANS - 2.1%
	6,849	Astoria Financial Corp.	$ 62,942

		SEMICONDUCTORS - 4.8%
	12,158	Advanced Micro Devices, Inc. *	37,082
	2,773	Diodes, Inc. *	29,422
	3,717	Skyworks Solutions, Inc. *	29,959
	5,537	Zoran Corp. *	48,726
			145,189
		SOFTWARE - 4.3%
	2,499	Longtop Financial Technologies Ltd. ADR *	53,054
	3,516	Omniture, Inc. *	46,376
	2,372	Synchronoss Technologies, Inc. *	29,081
			128,511
		TELECOMMUNICATIONS - 3.5%
	4,926	Acme Packet, Inc. *	29,901
	1,339	Leap Wireless International, Inc. *	46,691
	8,000	Sprint Nextel Corp. *	28,560
			105,152

		TOTAL COMMON STOCK (Cost - $2,454,721)	2,413,674

		EXCHANGE TRADED FUNDS - 0.1%
		EQUITY FUND - 0.1%
	45	Pharmaceutical HOLDRs Trust	2,538

		TOTAL EXCHANGE TRADED FUNDS (Cost - $3,511)	2,538

		SHORT-TERM INVESTMENTS - 30.2%
	908,800	Dreyfus International Reserves Money Fund, 0.47% **	908,800
		(Cost - $908,800)

		TOTAL INVESTMENTS - 110.6% (Cost - $3,367,032)	$ 3,325,012
		OTHER LIABILITIES LESS ASSETS - (10.6) %	(317,622)
		NET ASSETS - 100.0%	$ 3,007,390

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)(Continued)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net
	unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 65,251
	Unrealized depreciation		(107,271)
	Net unrealized depreciation		$ (42,020)
	Cost for federal tax purposes is substantially the same

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2009.
ADR - American Depositary Receipts

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	2,416,212
Level 2 - Other Significant Observable Inputs	908,800
Level 3 - Significant Unobservable Inputs	-
Total	3,325,012
* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ralph Parks Cyclical Equity Fund

By

*/s/ Ralph Parks

      Ralph Parks, President

Date

6/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Ralph Parks

       Ralph Parks, President

Date

6/1/09

By

*/s/ Rajiv N. Dixit

       Rajiv N. Dixt, Treasurer

Date

6/1/09